Note 9 - Debt - Draws (Payments) On Notes (Details) - USD ($) $ in Thousands	2 Months Ended	7 Months Ended
	Dec. 31, 2017	Sep. 15, 2017
Amount drawn	$ 30,000	$ 39,280
Undrawn amount	10,000
Fees		490
Interest	19.00%
Amount settled	$ (21,122)	$ (38,162)
Outstanding amount	8,878
First Crede Note [Member]
Amount drawn	17,500
Undrawn amount
Fees
Interest	11.00%
Amount settled	$ (17,500)
Outstanding amount
Second Crede Note [Member]
Amount drawn	12,500
Undrawn amount	10,000
Fees
Interest	8.00%
Amount settled	$ (3,622)
Outstanding amount	$ 8,878